                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F
                              Form 13F Cover Page

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

        Report for the Calendar Year or Quarter Ended September 30, 1999

--------------------------------------------------------------------------------
               (Please read instructions before preparing form.)
--------------------------------------------------------------------------------

If amended report check here: [ ]
       S SQUARED TECHNOLOGY CORP.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager
       515 Madison Avenue, Suite 4200         New York       New York    10022
--------------------------------------------------------------------------------
Business Address           (Street)        (City)           (State)        (Zip)
       Seymour L. Goldblatt, President             (212) 421-2155
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

Form 13F File Number: 28-3840
                                   ATTENTION
--------------------------------------------------------------------------------
  INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS CONSTITUTE FEDERAL CRIMINAL
                                   VIOLATIONS
                   SEC 18 U.S.C. 1001 AND 15 U.S.C. 78ff(a).
--------------------------------------------------------------------------------

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of New York and State of New York on the 11th
                                                                   ----
day of November, 1999.

                                         S SQUARED TECHNOLOGY CORP.

                               -------------------------------------------------
                                  (Name of Institutional Investment Manager)

                                           Seymour L. Goldblatt
                               -------------------------------------------------
                                  (Manual Signature of Person Duly Authorized
                                             to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                                 13F File No.:   Name:                                 13F File No.:
------------------------------------  -------------   ------------------------------------  -------------

1.                                                    6.
------------------------------------  -------------   ------------------------------------  -------------

2.                                                    7.
------------------------------------  -------------   ------------------------------------  -------------

3.                                                    8.
------------------------------------  -------------   ------------------------------------  -------------

4.                                                    9.
------------------------------------  -------------   ------------------------------------  -------------

5.                                                    10.
------------------------------------  -------------   ------------------------------------  -------------

Report Type
[X] 13F HOLDINGS REPORT

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                                                                 SEC 1685 (5/91)

                                13F Summary Page

Report Summary:

Number of other included managers:                          0

Form 13F Information Table Entry Total:                     102

Form 13 Information Table Value Total:               $646,013,161.00

                                    FORM 13F
Page 1 of 9  NAME OF REPORTING MANAGER S SQUARED TECHNOLOGY CORP. (SEC USE ONLY)


-----------------------------------------------------------------------------------------------------------------------
       Item 1:       Item 2:   Item 3:        Item 4:      Item 5:       Item 6:       Item 7:                Item 8:
 Name of Issuer     Title of   CUSIP       Fair Market   Shares of     Investment      Managers        Voting Authority
                       Class   Number          Value      Principal    Discretion     See Instr. V          (Shares)
                                           (x $1,000)     Amount       ----------                      ----------------
                                                                       (a) Sole                         (a) Sole



----------------------------------------------------------------------------------------------------------------------
3COM CORP COM            COM    885535104        4,744       165,000         x                              165,000
----------------------------------------------------------------------------------------------------------------------
ADC                      COM    000886101        5,032       120,000         x                              120,000
TELECOMMUNICATN
COM
----------------------------------------------------------------------------------------------------------------------
ADVANCED                 COM    007525108        3,452       124,100         x                              124,100
DIGITAL   INFO
COM
----------------------------------------------------------------------------------------------------------------------
AIRNET                   COM                        12       333,329         x                              333,329
COMMUNICATIONS
SERIES C
----------------------------------------------------------------------------------------------------------------------
AIRNET                   COM                        14       383,221         x                              383,221
COMMUNICATIONS
SERIES D
----------------------------------------------------------------------------------------------------------------------
AIRNET                   COM                       376    10,551,808         x                           10,551,808
COMMUNICATIONS
SERIES E
----------------------------------------------------------------------------------------------------------------------
AMERICA ONLINE           COM    02364J104        5,259        50,539         x                               50,539
INC DEL COM
----------------------------------------------------------------------------------------------------------------------
AMERICAN                 COM    027352103        2,830       110,300         x                              110,300
MANAGEMENT
SYSTEMS IN
----------------------------------------------------------------------------------------------------------------------
ANALOG DEVICES           COM    032654105       11,675       227,800         x                              227,800
INC COM
----------------------------------------------------------------------------------------------------------------------
ANDREW CORP              COM    034425108        1,840       105,900         x                              105,900
----------------------------------------------------------------------------------------------------------------------
ANGIO     TECH           COM    034918102        1,631       215,000         x                              215,000
PHARMACEUTICALS
----------------------------------------------------------------------------------------------------------------------
ARTHROCARE               COM    043136100          379         6,933         x                                6,933
CARE CORP
----------------------------------------------------------------------------------------------------------------------
ASPECT DEV INC.          COM    045234101        5,062       200,000         x                              200,000
COM
----------------------------------------------------------------------------------------------------------------------
ASPECT                          045237104        9,864       581,300         x                              581,300
TELECOMMUNICATION        COM
COM
----------------------------------------------------------------------------------------------------------------------
AT&T   CORP              COM    001957208        8,308       222,665         x                              222,665
LIBERTY MEDIA
GROUP
----------------------------------------------------------------------------------------------------------------------
BEA SYS INC COM          COM    073325102        4,944       140,000         x                              140,000

----------------------------------------------------------------------------------------------------------------------
COLUMN                                                        65,422
TOTALS

                                    FORM 13F
Page 2 of 9  NAME OF REPORTING MANAGER S SQUARED TECHNOLOGY CORP. (SEC USE ONLY)


-----------------------------------------------------------------------------------------------------------------------------------
       Item 1:     Item 2:    Item 3:          Item 4:       Item 5:           Item 6:              Item 7:              Item 8:
 Name of Issuer   Title of     CUSIP         Fair Market    Shares of     Investment Discretion    Managers        Voting Authority
                     Class    Number            Value       Principal     Discretion              See Instr. V         (Shares)
                                              (x $1,000)     Amount       ---------------------                    ----------------
                                                                          (a) Sole
                                                                                                                     (a) Sole


-----------------------------------------------------------------------------------------------------------------------------------
BIOTRANSPLANT        COM       09066Y107       1,865          292,600     x                                  292,600
INC COM

-----------------------------------------------------------------------------------------------------------------------------------
BUSINESS             COM       12328X107       7,546          127,900     x                                  127,900
OBJECTS
-----------------------------------------------------------------------------------------------------------------------------------
CABLETRON SYS        COM       126920107       3,137          200,000     x                                  200,000
INC COM
-----------------------------------------------------------------------------------------------------------------------------------
CENTURA RSTD         COM       15640W103         855          943,397     x                                  943,397
COMMON
-----------------------------------------------------------------------------------------------------------------------------------
CENTURA              COM       15640W103         686          757,187     x                                  757,187
SOFTWARE CORP
COM
-----------------------------------------------------------------------------------------------------------------------------------
CENTURA              COM                           0          235,850     x                                  235,850
SOFTWARE
WARRANTS
-----------------------------------------------------------------------------------------------------------------------------------
CIENA                COM       171779101       7,300          200,000     x                                  200,000
-----------------------------------------------------------------------------------------------------------------------------------
CLARIFY INC COM      COM       180492100         240            4,777     x                                    4,777
-----------------------------------------------------------------------------------------------------------------------------------
CMGI INC             COM       125750109      10,178           99,300     x                                   99,300
-----------------------------------------------------------------------------------------------------------------------------------
COGNOS               COM       19244C109      10,938          419,700     x                                  419,700


-----------------------------------------------------------------------------------------------------------------------------------
COMPUTERWARE         COM       204912109       9,169          150,000     x                                  150,000
ASSOCIATES INTL
COM
-----------------------------------------------------------------------------------------------------------------------------------
COMPUTER             COM       205477102       6,282          425,900     x                                  425,900
TASK GROUP
COM
-----------------------------------------------------------------------------------------------------------------------------------
COLUMN                                        58,196
TOTALS
-----------------------------------------------------------------------------------------------------------------------------------


                                    FORM 13F
Page 3 of 9  NAME OF REPORTING MANAGER S SQUARED TECHNOLOGY CORP. (SEC USE ONLY)


---------------------------------------------------------------------------------------------------------------------------------
       Item 1:       Item 2:  Item 3:       Item 4:        Item 5:         Item 6:                 Item 7:            Item 8:
 Name of Issuer     Title of  CUSIP      Fair Market     Shares of     Investment Discretion      Managers       Voting Authority
                     Class    Number         Value        Principal    ---------------------    See Instr. V       (Shares)
                                          (x $1,000)       Amount       (a) Sole
                                                                                                                    (a) Sole



---------------------------------------------------------------------------------------------------------------------------------
CONCENTRIC                   20589R107      2,503         123,248        x                                     123,248
NETWORK CORP.       COM
SERIE
---------------------------------------------------------------------------------------------------------------------------------
CONVERGYS           COM      212485106      3,223         162,700        x                                     162,700
CORP COM
---------------------------------------------------------------------------------------------------------------------------------
COR                 COM      217753102     10,908         574,100        x                                     574,100
THERAPEUTICS
INC COM
---------------------------------------------------------------------------------------------------------------------------------
CREATIVE                     225270107      4,869       1,298,300        x                                   1,298,300
BIOMOLECULES        COM
COM
---------------------------------------------------------------------------------------------------------------------------------
CSG SYS INTL INC    COM      126349109      2,741         100,000        x                                     100,000
COM
---------------------------------------------------------------------------------------------------------------------------------
CURRENT LOGIC       COM      231997107         77          84,872        x                                      84,872
SYSTEMS INC.
---------------------------------------------------------------------------------------------------------------------------------
COLUMN                                     24,321
TOTALS
---------------------------------------------------------------------------------------------------------------------------------


                                    FORM 13F
Page 4 of 9  NAME OF REPORTING MANAGER S SQUARED TECHNOLOGY CORP. (SEC USE ONLY)


------------------------------------------------------------------------------------------------------------------------------
       Item 1:     Item 2:   Item 3:       Item 4:         Item 5:         Item 6:                 Item 7:         Item 8:
 Name of Issuer   Title of    CUSIP      Fair Market      Shares of    Investment Discretion      Managers    Voting Authority
                    Class    Number         Value         Principal    ---------------------   See Instr. V      (Shares)
                                          (x $1,000)         Amount     (a) Sole                               ---------------
                                                                                                                  (a) Sole



------------------------------------------------------------------------------------------------------------------------------
CYGNUS INC COM    COM       232560102        8,893          792,700      x                                      792,700
------------------------------------------------------------------------------------------------------------------------------
CYPRESS           COM       232806109       22,240        1,034,408      x                                     1,034,408
SEMICONDUCTOR
CORP
------------------------------------------------------------------------------------------------------------------------------
DATASTREAM        COM       238124101        2,461          187,500      x                                      187,500
SYS INC COM
------------------------------------------------------------------------------------------------------------------------------
DIGITAL           COM       253859102        3,367          214,600      x                                      214,600
MICROWAVE
COM
------------------------------------------------------------------------------------------------------------------------------
E4L INC           COM       268452109        2,758          723,500      x                                      723,500
------------------------------------------------------------------------------------------------------------------------------
ENTREMED INC      COM       29382F103        6,507          300,881      x                                      300,881
COM
------------------------------------------------------------------------------------------------------------------------------
FOUNDRY           COM       35063R100        1,890           15,000      x                                       15,000
NETWORKS INC
COM
------------------------------------------------------------------------------------------------------------------------------
GENESYS           COM       371931106        3,682           80,600      x                                       80,600
TELECOMMUNICATIO
------------------------------------------------------------------------------------------------------------------------------
GIGA              COM       37517M109        1,831          443,897      x                                      443,897
INFORMATION
GROUP SERIES
------------------------------------------------------------------------------------------------------------------------------
IDEC              COM       449370105        4,702           50,000      x                                       50,000
PHARMACEUTICALS
COM
------------------------------------------------------------------------------------------------------------------------------
IMCLONE SYS INC   COM       45245W109       14,278          429,400      x                                      429,400
COM
------------------------------------------------------------------------------------------------------------------------------
INDUS INTL INC    COM       45578L100        3,998          761,500      x                                      761,500
COM
------------------------------------------------------------------------------------------------------------------------------
INSO CORP COM     COM       457674109        4,140          517,500      x                                      517,500
------------------------------------------------------------------------------------------------------------------------------
INTERACTIVE       COM       45839M103        3,622          157,500      x                                      157,500
INTELLIGEN COM

------------------------------------------------------------------------------------------------------------------------------
INTERLEAF INC     COM       458729209       17,541        1,031,848      x                                    1,031,848
COM
------------------------------------------------------------------------------------------------------------------------------
COLUMN                                     101,910
TOTALS
------------------------------------------------------------------------------------------------------------------------------


                                    FORM 13F
Page 5 of 9  NAME OF REPORTING MANAGER S SQUARED TECHNOLOGY CORP. (SEC USE ONLY)



----------------------------------------------------------------------------------------------------------------------------------
       Item 1:       Item 2:   Item 3:       Item 4:         Item 5:         Item 6:                  Item 7:      Item 8:
 Name of Issuer     Title of    CUSIP      Fair Market      Shares of     Investment Discretion     Managers    Voting Authority
                     Class     Number         Value         Principal     Discretion              See Instr. V    (Shares)
                                           (x $1,000)         Amount      (a) Sole
                                                                                                                      (a) Sole



----------------------------------------------------------------------------------------------------------------------------------
IXC                            450713102      2,958           75,000      x                                        75,000
COMMUNICATIONS       COM
INC COM
----------------------------------------------------------------------------------------------------------------------------------
LATTICE              COM       518415104     33,191        1,118,000      x                                     1,118,000
SEMICONDUCTOR
COM
----------------------------------------------------------------------------------------------------------------------------------
LOWRANCE             COM       548900109        467           65,000      x                                        65,000
ELECTRS INC
COM
----------------------------------------------------------------------------------------------------------------------------------
LUCENT               COM       549463107        713           10,992      x                                        10,992
----------------------------------------------------------------------------------------------------------------------------------
LYCOS INC COM        COM       550818108      3,729           74,400      x                                        74,400
----------------------------------------------------------------------------------------------------------------------------------
MANUGISTICS          COM       565011103      1,050          100,000      x                                       100,000
GROUP INC COM
----------------------------------------------------------------------------------------------------------------------------------
MEDIMMUNE            COM       584699102      1,734           17,400      x                                        17,400
INC COM
----------------------------------------------------------------------------------------------------------------------------------
MGC                  COM       552763302      6,823          328,800      x                                       328,800
COMMUNICATIONS
INC COM
----------------------------------------------------------------------------------------------------------------------------------
MICRO WHSE           COM       59501B105      4,334          359,300      x                                       359,300
INC COM
----------------------------------------------------------------------------------------------------------------------------------
MICROCHIP            COM       595017104     11,816          230,000      x                                       230,000
TECHNOLOGY
COM
----------------------------------------------------------------------------------------------------------------------------------
MICRON               COM       595100108      9,676          921,500      x                                       921,500
ELECTRONICS
INC COM
----------------------------------------------------------------------------------------------------------------------------------
MILLENNIUM           COM       599902103        392            6,030      x                                         6,030
PHARMACEUTC
COM
----------------------------------------------------------------------------------------------------------------------------------
MOBILE               COM       666666664          0          921,180      x                                       921,180
DATACOMM
----------------------------------------------------------------------------------------------------------------------------------
MUSICMAKER           COM       62757C108      1,444          140,000      x                                       140,000
COM INC COM
----------------------------------------------------------------------------------------------------------------------------------
NATIONAL             COM       637640103     36,767        1,203,000      x                                     1,203,000
SEMICONDUCTOR
COM
----------------------------------------------------------------------------------------------------------------------------------
NETWORK              COM       641208103      2,416          263,000      x                                       263,000
EQUIP
TECHNOLO COM
----------------------------------------------------------------------------------------------------------------------------------
COLUMN                                      117,510
TOTALS
----------------------------------------------------------------------------------------------------------------------------------


                                    FORM 13F
Page 6 of 9  NAME OF REPORTING MANAGER S SQUARED TECHNOLOGY CORP. (SEC USE ONLY)



-------------------------------------------------------------------------------------------------------------------------
       Item 1:       Item 2:    Item 3:      Item 4:        Item 5:        Item 6:       Item 7:           Item 8:
 Name of Issuer     Title of     CUSIP     Fair Market     Shares of     Investment       Managers       Voting Authority
                     Class      Number        Value        Principal     Discretion     See Instr. V        (Shares)
                                           (x $1,000)        Amount      ----------                      ----------------
                                                                             (a) Sole                           (a) Sole



-------------------------------------------------------------------------------------------------------------------------
NETWORK             COM       64121Q102     25,210            274,400      x                              274,400
SOLUTIONS
-------------------------------------------------------------------------------------------------------------------------
NETWORKS            COM       579057100      4,303            225,000      x                              225,000
ASSOCS INC
COM
-------------------------------------------------------------------------------------------------------------------------
NICHOLS RESH        COM      6409380106      2,436             91,500      x                               91,500
CORP COM
-------------------------------------------------------------------------------------------------------------------------
NORTEL              COM       656569100      4,111             80,604      x                               80,604
NETWORKS
CORP COM
-------------------------------------------------------------------------------------------------------------------------
PAIRGAIN            COM       695934109      2,550            200,000      x                              200,000
TECHNOLOGIES
INC COM
-------------------------------------------------------------------------------------------------------------------------
PERSISTENCE         COM       715329108      1,428             50,000      x                               50,000
SOFTWARE COM
-------------------------------------------------------------------------------------------------------------------------
POLICY MGMT         COM       731108106      3,804            120,300      x                              120,300
SYS CORP COM
-------------------------------------------------------------------------------------------------------------------------
PREMISYS            COM       740584107      1,766            212,500      x                              212,500
COMMUNICATIONS
-------------------------------------------------------------------------------------------------------------------------
QUANTUM             COM       747906204     33,068          2,351,500      x                            2,351,500
CORP DSSG
-------------------------------------------------------------------------------------------------------------------------
QWEST               COM       749121109      1,478             50,000      x                               50,000
COMMUNICATIONS
-------------------------------------------------------------------------------------------------------------------------
RATIONAL            COM       75409P202      4,811            164,115      x                              164,115
SOFTWARE
CORP COM NEW
-------------------------------------------------------------------------------------------------------------------------
REMEDY CORP         COM       759548100      5,391            190,000      x                              190,000
COM
-------------------------------------------------------------------------------------------------------------------------
COLUMN                                      90,356
TOTALS


-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------


                                    FORM 13F
Page 7 of 9  NAME OF REPORTING MANAGER S SQUARED TECHNOLOGY CORP. (SEC USE ONLY)



----------------------------------------------------------------------------------------------------------------------------------
       Item 1:       Item 2:          Item 3:          Item 4:         Item 5:           Item 6:     Item 7:         Item 8:
 Name of Issuer     Title of           CUSIP         Fair Market      Shares of      Investment      Managers     Voting Authority
                     Class            Number            Value         Principal      Discretion     See Instr. V   (Shares)
                                                      (x $1,000)         Amount      ----------                   ----------------
                                                                                        (a) Sole
                                                                                                                      (a) Sole


----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
RENAISSANCE         COM             75968A109           3,877          1,000,500       x                          1,000,500
WORLDWIDE
INC
----------------------------------------------------------------------------------------------------------------------------------
ROGERS              COM             775109200           3,070            182,600       x                            182,600
COMMUNICATIONS
CL B
----------------------------------------------------------------------------------------------------------------------------------
SAPIENS INTL                        7716A1027           8,634            776,100       x                            776,100
CORP N V ORD        COM
----------------------------------------------------------------------------------------------------------------------------------
SCI SYS INC         COM             783890106          26,018            585,500       x                            585,500
COM
----------------------------------------------------------------------------------------------------------------------------------
SCITEX CORP         COM             809090103           6,960            636,300       x                            636,300
LTD
----------------------------------------------------------------------------------------------------------------------------------
SEMTECH CORP        COM             816850101          30,769            840,100       x                            840,100
----------------------------------------------------------------------------------------------------------------------------------
SIEBEL SYS INC      COM             826170102             202              3,027       x                              3,027
COM
----------------------------------------------------------------------------------------------------------------------------------
SIPEX CORP          COM             829909100           1,639            114,500       x                            114,500
COM

----------------------------------------------------------------------------------------------------------------------------------
SMART               COM             831690102          33,262            976,500       x                            976,500
MODULAR
----------------------------------------------------------------------------------------------------------------------------------
STAFF BLDRS         COM             852377100             823          2,111,500       x                          2,111,500
INC NEW COM
----------------------------------------------------------------------------------------------------------------------------------
SYBASE INC          COM             871130100          13,068          1,106,300       x                          1,106,300
COM
----------------------------------------------------------------------------------------------------------------------------------
TECHNOLOGY          COM             87872T108          15,520          1,098,750       x                          1,098,750
SOLUTIONS
COM
----------------------------------------------------------------------------------------------------------------------------------
TMP                 COM             872941109           7,019            115,300       x                            115,300
WORLDWIDE
INC
----------------------------------------------------------------------------------------------------------------------------------
VARIAN              COM             922207105          33,007          1,567,100       x                          1,567,100
SEMICONDUCTOR
COM
----------------------------------------------------------------------------------------------------------------------------------
WILLIAMS COS        COM             969457100           3,905            103,800       x                            103,800
INC DEL COM
----------------------------------------------------------------------------------------------------------------------------------
COLUMN                                                187,773
TOTALS
----------------------------------------------------------------------------------------------------------------------------------

                                    FORM 13F
Page 8 of 9  NAME OF REPORTING MANAGER S SQUARED TECHNOLOGY CORP. (SEC USE ONLY)



--------------------------------------------------------------------------------------------------------------------------------
       Item 1:       Item 2:          Item 3:          Item 4:         Item 5:        Item 6:       Item 7:           Item 8:
 Name of Issuer     Title of          CUSIP         Fair Market      Shares of     Investment     Managers      Voting Authority
                     Class           Number            Value         Principal     Discretion   See Instr. V       (Shares)
                                                    (x $1,000)         Amount      ----------                   ----------------
                                                                                   (a) Sole
                                                                                                                    (a) Sole


--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
ENTREMED INC           COM                                             0                x                              85,937
WTS CL 1 RSTD
Exp
--------------------------------------------------------------------------------------------------------------------------------
ENTREMED INC           COM                                             0                x                              85,937
WTS CL 2 RSTD
Exp
--------------------------------------------------------------------------------------------------------------------------------
COLUMN                                                                 0
TOTALS

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------


                                    FORM 13F
Page 9 of 9  NAME OF REPORTING MANAGER S SQUARED TECHNOLOGY CORP. (SEC USE ONLY)


----------------------------------------------------------------------------------------------------------------------------------
       Item 1:        Item 2:        Item 3:          Item 4:         Item 5:       Item 6:        Item 7:           Item 8:
 Name of Issuer      Title of         CUSIP         Fair Market      Shares of      Investment     Managers       Voting Authority
                      Class                                                         Discretion                        (Shares)
                                                                                    ----------    See Instr. V    ----------------
                                     Number            Value         Principal      (a) Sole                           (a) Sole
                                                                       Amount


----------------------------------------------------------------------------------------------------------------------------------
S SQUARED
TECHNOLOGY
ADDITIONS TO
13F
----------------------------------------------------------------------------------------------------------------------------------
ADVANCED                COM                                   7,696        212          x                               212
VISUAL
SYSTEMS, INC
COMMON
----------------------------------------------------------------------------------------------------------------------------------
ADVANCED                COM                                  18,011        431          x                               431
VISUAL
SYSTEMS,
PREFERRED
----------------------------------------------------------------------------------------------------------------------------------
APPLIED DIGITAL         COM         038181103                 5,898      1,137          x                             1,137
ACCESS COM
----------------------------------------------------------------------------------------------------------------------------------
EMERALD                 COM         290996206                 2,685      2,685          x                             2,685
INTELLIGENCE
SER A
----------------------------------------------------------------------------------------------------------------------------------
INFORMIX CORP           COM         456779107                23,638      2,978          x                             2,978
COM
----------------------------------------------------------------------------------------------------------------------------------
NORTHERN                COM         656569100               285,804      5,604          x                             5,604
TELECOM LTD
----------------------------------------------------------------------------------------------------------------------------------
PHARMACYCLICS           COM         716933106               180,954      4,427          x                             4,427
INC COM
----------------------------------------------------------------------------------------------------------------------------------
THERMAL                 COM         8835281010                  475      4,750          x                             4,750
PROFILES
----------------------------------------------------------------------------------------------------------------------------------
COLUMN                                                      525,161
TOTALS
----------------------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------------------
GRAND TOTALS                                        $646,013,161.00
----------------------------------------------------------------------------------------------------------------------------------